T. ROWE PRICE Mid-Cap Index Fund
September 30, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 100.0%
COMMUNICATION SERVICES 4.8%
Entertainment 2.0%
Liberty Media-Liberty Formula One, Class A (1) 444 21
Liberty Media-Liberty Formula One, Class C (1) 3,478 179
Madison Square Garden Sports (1) 325 60
Playtika Holding (1) 1,801 50
Roku (1) 2,028 635
Skillz, Class A (1)(2) 5,120 50
Spotify Technology (1) 2,383 537
World Wrestling Entertainment, Class A (2) 775 44
Zynga, Class A (1) 17,378 131
1,707
Interactive Media & Services 1.3%
IAC/InterActiveCorp (1) 1,327 173
Pinterest, Class A (1) 9,711 495
TripAdvisor (1) 1,712 58
Vimeo (1) 2,494 73
Zillow Group, Class A (1) 1,034 91
Zillow Group, Class C (1) 2,946 260
1,150
Media 1.5%
Altice USA, Class A (1) 3,723 77
Cable One  94 170
Liberty Broadband, Class A (1) 433 73
Liberty Broadband, Class C (1) 2,523 436
Liberty Media Corp-Liberty SiriusXM, Class A (1) 1,378 65
Liberty Media Corp-Liberty SiriusXM, Class C (1) 2,842 135
New York Times, Class A  2,904 143
Nexstar Media Group, Class A  694 105
Sirius XM Holdings (2) 15,660 96
1,300
Total Communication Services 4,157
CONSUMER DISCRETIONARY 11.3%
Auto Components 0.5%
Gentex  4,199 139
Lear  1,043 163
QuantumScape (1) 3,543 87
389
Automobiles 0.2%
Harley-Davidson  2,640 96

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Thor Industries  927 114
210
Diversified Consumer Services 0.9%
Bright Horizons Family Solutions (1) 1,055 147
Chegg (1) 2,511 171
frontdoor (1) 1,493 63
Grand Canyon Education (1) 767 67
H&R Block  3,061 76
Mister Car Wash (1) 716 13
Service Corp International  2,874 173
Terminix Global Holdings (1) 2,149 90
800
Hotels, Restaurants & Leisure 2.3%
Aramark  4,022 132
Boyd Gaming (1) 1,429 90
Choice Hotels International  602 76
Churchill Downs  638 153
DraftKings, Class A (1)(2) 5,318 256
Hyatt Hotels, Class A (1) 822 63
Marriott Vacations Worldwide  726 114
Planet Fitness, Class A (1) 1,466 115
Six Flags Entertainment (1) 1,343 57
Travel + Leisure  1,476 81
Vail Resorts  699 234
Wendy's  3,077 67
Wyndham Hotels & Resorts  1,599 123
Yum China Holdings  7,323 426
1,987
Household Durables 0.4%
Tempur Sealy International  3,149 146
Toll Brothers  1,959 108
TopBuild (1) 571 117
371
Internet & Direct Marketing Retail 1.1%
DoorDash, Class A (1) 2,520 519
Qurate Retail, Series A  6,510 66
Wayfair, Class A (1)(2) 1,317 337
922
Leisure Products 1.1%
Brunswick  1,350 129
Hayward Holdings (1) 641 14
Mattel (1) 6,024 112
Peloton Interactive, Class A (1) 4,594 400

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Polaris  1,003 120
YETI Holdings (1) 1,489 127
902
Multiline Retail 0.3%
Kohl's  2,753 130
Nordstrom (1) 1,925 51
Ollie's Bargain Outlet Holdings (1)(2) 1,149 69
250
Specialty Retail 2.9%
AutoNation (1) 786 96
Burlington Stores (1) 1,161 329
Carvana (1) 1,348 406
Dick's Sporting Goods  1,090 131
Five Below (1) 959 170
Floor & Decor Holdings, Class A (1) 1,766 213
Foot Locker  1,563 71
GameStop, Class A (1) 1,120 196
Leslie's (1) 2,345 48
Lithia Motors  513 163
Penske Automotive Group  554 56
Petco Health & Wellness (1) 913 19
RH (1) 300 200
Victoria's Secret (1) 1,368 76
Vroom (1)(2) 2,016 44
Williams-Sonoma  1,300 231
2,449
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings (1) 2,598 126
Carter's  749 73
Columbia Sportswear  697 67
Deckers Outdoor (1) 478 172
Lululemon Athletica (1) 1,992 806
Skechers USA, Class A (1) 2,301 97
1,341
Total Consumer Discretionary 9,621
CONSUMER STAPLES 2.4%
Beverages 0.6%
Boston Beer, Class A (1) 162 83
Keurig Dr Pepper  12,224 417
500
Food & Staples Retailing 0.4%
Albertsons, Class A (2) 2,694 84

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Casey's General Stores  642 121
Grocery Outlet Holding (1) 1,521 33
U.S. Foods Holding (1) 3,880 134
372
Food Products 1.2%
Beyond Meat (1)(2) 998 105
Bunge  2,414 196
Darling Ingredients (1) 2,840 204
Flowers Foods  3,264 77
Freshpet (1) 712 102
Hain Celestial Group (1) 1,459 63
Ingredion  1,170 104
Pilgrim's Pride (1) 839 24
Post Holdings (1) 1,028 113
Seaboard  4 17
1,005
Household Products 0.1%
Reynolds Consumer Products  953 26
Spectrum Brands Holdings  729 70
96
Personal Products 0.1%
Coty, Class A (1) 5,899 46
Herbalife Nutrition (1) 1,827 78
124
Total Consumer Staples 2,097
ENERGY 1.4%
Energy Equipment & Services 0.1%
NOV (1) 6,793 89
89
Oil, Gas & Consumable Fuels 1.3%
Antero Midstream  5,765 60
Cheniere Energy (1) 4,102 401
Continental Resources  1,132 52
DT Midstream  1,681 78
EQT (1) 4,799 98
HollyFrontier  2,572 85
New Fortress Energy  443 12
Targa Resources  3,922 193
Texas Pacific Land  102 124
1,103
Total Energy 1,192

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS 12.8%
Banks 2.8%
Bank of Hawaii  693 57
Bank OZK  2,140 92
BOK Financial  532 48
Commerce Bancshares  1,872 130
Cullen/Frost Bankers  994 118
East West Bancorp  2,479 192
First Citizens BancShares, Class A  105 89
First Hawaiian  2,275 67
First Horizon  9,545 156
FNB  5,620 65
PacWest Bancorp  2,053 93
Pinnacle Financial Partners  1,294 122
Popular  1,394 108
Prosperity Bancshares  1,555 111
Signature Bank  1,032 281
Sterling Bancorp  3,332 83
Synovus Financial  2,562 112
Umpqua Holdings  3,834 78
Webster Financial  1,567 85
Western Alliance Bancorp  1,755 191
Wintrust Financial  987 79
2,357
Capital Markets 4.8%
Affiliated Managers Group  709 107
Apollo Global Management  3,161 195
Ares Management, Class A  2,415 178
Blackstone Group  11,899 1,384
Carlyle Group  2,848 135
Evercore, Class A  667 89
FactSet Research Systems  663 262
Interactive Brokers Group, Class A  1,398 87
Janus Henderson Group  2,951 122
Jefferies Financial Group  3,842 143
KKR  9,723 592
Lazard, Class A  1,773 81
LPL Financial Holdings  1,395 219
Morningstar  404 104
SEI Investments  1,907 113
Stifel Financial  1,796 122
Tradeweb Markets, Class A  1,834 148
Virtu Financial, Class A  1,624 40
4,121

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance 1.1%
Ally Financial  6,309 322
Credit Acceptance (1)(2) 154 90
OneMain Holdings  1,816 101
Santander Consumer USA Holdings  1,049 44
SLM  5,250 92
Upstart Holdings (1) 790 250
899
Diversified Financial Services 0.4%
Equitable Holdings  6,401 190
Voya Financial  1,947 119
309
Insurance 2.8%
Alleghany (1) 236 147
American Financial Group  1,191 150
Arch Capital Group (1) 6,680 255
Assured Guaranty  1,225 57
Athene Holding, Class A (1) 2,032 140
Axis Capital Holdings  1,348 62
Brighthouse Financial (1) 1,416 64
CNA Financial  506 21
Erie Indemnity, Class A  439 78
Fidelity National Financial  4,732 215
First American Financial  1,874 126
GoHealth, Class A (1) 794 4
Hanover Insurance Group  617 80
Kemper  1,062 71
Lemonade (1)(2) 668 45
Markel (1) 235 281
Mercury General  464 26
Old Republic International  4,877 113
Primerica  685 105
Reinsurance Group of America  1,182 131
RenaissanceRe Holdings  805 112
Unum Group  3,553 89
White Mountains Insurance Group  52 56
2,428
Mortgage Real Estate Investment Trusts 0.6%
AGNC Investment, REIT  9,129 144
Annaly Capital Management, REIT  24,237 204
New Residential Investment, REIT  7,539 83
Starwood Property Trust, REIT  4,783 117
548

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Thrifts & Mortgage Finance 0.3%
MGIC Investment  5,846 88
New York Community Bancorp  7,781 100
Rocket, Class A  2,440 39
TFS Financial  823 16
UWM Holdings  1,612 11
254
Total Financials 10,916
HEALTH CARE 11.5%
Biotechnology 3.9%
Acceleron Pharma (1) 919 158
Alnylam Pharmaceuticals (1) 2,075 392
BioMarin Pharmaceutical (1) 3,202 247
CureVac (1) 925 50
Exact Sciences (1) 2,973 284
Exelixis (1) 5,372 114
Horizon Therapeutics (1) 3,818 418
Ionis Pharmaceuticals (1) 2,443 82
Iovance Biotherapeutics (1) 2,526 62
Mirati Therapeutics (1) 683 121
Natera (1) 1,448 161
Neurocrine Biosciences (1) 1,623 156
Novavax (1) 1,283 266
Sage Therapeutics (1) 895 40
Sarepta Therapeutics (1) 1,343 124
Seagen (1) 2,322 394
Ultragenyx Pharmaceutical (1) 1,117 101
United Therapeutics (1) 767 142
3,312
Health Care Equipment & Supplies 2.0%
Envista Holdings (1) 2,800 117
Figs, Class A (1) 660 25
Globus Medical, Class A (1) 1,360 104
Hill-Rom Holdings  1,167 175
ICU Medical (1) 347 81
Insulet (1) 1,158 329
Integra LifeSciences Holdings (1) 1,259 86
Masimo (1) 876 237
Novocure (1) 1,776 206
Penumbra (1) 585 156
Quidel (1) 643 91
Tandem Diabetes Care (1) 1,060 127
1,734

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 1.3%
Acadia Healthcare (1) 1,540 98
agilon health (1) 1,173 31
Amedisys (1) 556 83
Chemed  266 124
Encompass Health  1,714 128
Guardant Health (1) 1,557 195
Molina Healthcare (1) 1,010 274
Oak Street Health (1)(2) 1,688 72
Premier, Class A  2,119 82
Signify Health, Class A (1) 1,099 19
1,106
Health Care Technology 1.4%
Certara (1) 1,446 48
Change Healthcare (1) 4,411 92
Teladoc Health (1) 2,645 335
Veeva Systems, Class A (1) 2,394 690
1,165
Life Sciences Tools & Services 2.0%
10X Genomics, Class A (1) 1,458 212
Adaptive Biotechnologies (1) 1,896 64
Avantor (1) 10,092 413
Bruker  1,801 141
Maravai LifeSciences Holdings, Class A (1) 1,771 87
PPD (1) 2,811 132
QIAGEN (1) 3,951 204
Repligen (1) 956 276
Sotera Health (1) 1,715 45
Syneos Health (1) 1,770 155
1,729
Pharmaceuticals 0.9%
Elanco Animal Health (1) 7,797 249
Jazz Pharmaceuticals (1) 1,030 134
Nektar Therapeutics (1) 3,065 55
Perrigo  2,329 110
Royalty Pharma, Class A  5,701 206
754
Total Health Care 9,800
INDUSTRIALS & BUSINESS SERVICES 12.8%
Aerospace & Defense 1.1%
Axon Enterprise (1) 1,131 198
BWX Technologies  1,669 90
Curtiss-Wright  715 90

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
HEICO  785 104
HEICO, Class A  1,369 162
Hexcel (1) 1,455 86
Mercury Systems (1) 962 46
Spirit AeroSystems Holdings, Class A  1,813 80
Virgin Galactic Holdings (1) 3,117 79
935
Air Freight & Logistics 0.2%
GXO Logistics (1) 1,703 134
134
Airlines 0.2%
Copa Holdings, Class A (1) 549 45
JetBlue Airways (1) 5,489 84
129
Building Products 1.4%
Advanced Drainage Systems  1,050 114
Armstrong World Industries  824 79
AZEK, Class A (1) 1,994 73
Builders FirstSource (1) 3,565 184
Carlisle  895 178
Lennox International  587 173
Owens Corning  1,782 152
Trex (1) 2,013 205
1,158
Commercial Services & Supplies 0.6%
ADT  2,740 22
Clean Harbors (1) 876 91
Driven Brands Holdings (1) 973 28
IAA (1) 2,353 129
MSA Safety  638 93
Stericycle (1) 1,592 108
471
Construction & Engineering 0.4%
AECOM (1) 2,361 149
MasTec (1) 988 85
Valmont Industries  363 86
320
Electrical Equipment 1.4%
Acuity Brands  616 107
ChargePoint Holdings (1)(2) 1,770 35
Hubbell  943 170
nVent Electric  2,934 95
Plug Power (1) 8,941 228

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Regal Beloit  706 106
Sensata Technologies Holding (1) 2,733 150
Shoals Technologies Group, Class A (1) 1,778 50
Sunrun (1) 3,470 153
Vertiv Holdings  4,946 119
1,213
Machinery 2.3%
AGCO  1,083 133
Allison Transmission Holdings  1,802 64
Colfax (1) 2,014 92
Crane  864 82
Donaldson  2,214 127
Flowserve  2,273 79
Gates Industrial (1) 1,682 27
Graco  2,950 206
ITT  1,510 129
Lincoln Electric Holdings  999 129
Middleby (1) 960 164
Nordson  1,012 241
Oshkosh  1,190 122
Timken  1,118 73
Toro  1,865 182
Woodward  999 113
1,963
Marine 0.1%
Kirby (1) 1,037 50
50
Professional Services 2.0%
Booz Allen Hamilton Holding  2,309 183
CACI International, Class A (1) 409 107
Clarivate (1) 7,576 166
CoStar Group (1) 6,847 589
Dun & Bradstreet Holdings (1) 2,752 46
FTI Consulting (1) 580 78
Legalzoom.com (1) 328 9
ManpowerGroup  946 103
Science Applications International  1,007 86
TransUnion  3,349 376
1,743
Road & Rail 2.5%
AMERCO  156 101
Knight-Swift Transportation Holdings  2,782 142
Landstar System  666 105
Lyft, Class A (1) 4,991 268

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ryder System  909 75
Schneider National, Class B  902 21
TuSimple Holdings, Class A (1)(2) 624 23
Uber Technologies (1) 28,201 1,263
XPO Logistics (1) 1,688 134
2,132
Trading Companies & Distributors 0.6%
Air Lease  1,878 74
Core & Main, Class A (1) 610 16
MSC Industrial Direct, Class A  780 62
SiteOne Landscape Supply (1) 766 153
Univar Solutions (1) 2,895 69
Watsco  566 150
524
Total Industrials & Business Services 10,772
INFORMATION TECHNOLOGY 31.0%
Communications Equipment 0.5%
Ciena (1) 2,708 139
CommScope Holding (1) 3,495 48
Lumentum Holdings (1) 1,331 111
Ubiquiti  114 34
Viasat (1) 1,204 66
398
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics (1) 1,236 139
Avnet  1,727 64
Cognex  2,995 240
Coherent (1) 430 108
Jabil  2,459 143
Littelfuse  417 114
National Instruments  2,293 90
SYNNEX  725 75
Vontier  2,967 100
1,073
IT Services 8.8%
Alliance Data Systems  861 87
Amdocs  2,275 172
Cloudflare, Class A (1) 4,517 509
Concentrix (1) 734 130
EPAM Systems (1) 941 537
Euronet Worldwide (1) 882 112
Fastly, Class A (1)(2) 1,816 73
Genpact  3,217 153

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Globant (1) 705 198
GoDaddy, Class A (1) 2,950 206
MongoDB (1) 1,085 512
Okta (1) 2,165 514
Paysafe (1) 7,259 56
Sabre (1) 5,502 65
Shift4 Payments, Class A (1) 747 58
Snowflake, Class A (1) 3,414 1,032
SolarWinds  583 10
Square, Class A (1) 6,918 1,659
StoneCo, Class A (1) 3,888 135
Switch, Class A  1,996 51
Twilio, Class A (1) 2,904 926
WEX (1) 776 137
Wix.com (1) 928 182
7,514
Semiconductors & Semiconductor Equipment 2.8%
Allegro MicroSystems (1) 668 21
Brooks Automation  1,273 130
Cirrus Logic (1) 1,007 83
Entegris  2,339 295
First Solar (1) 1,842 176
Marvell Technology  14,337 865
MKS Instruments  964 145
ON Semiconductor (1) 7,366 337
Universal Display  753 129
Wolfspeed (1) 2,028 164
2,345
Software 16.8%
Alteryx, Class A (1) 1,024 75
Anaplan (1) 2,467 150
Aspen Technology (1) 1,183 145
Atlassian, Class A (1) 2,386 934
Avalara (1) 1,484 259
Bentley Systems, Class B  2,387 145
Bill.com Holdings (1) 1,381 369
Black Knight (1) 2,671 192
C3.ai, Class A (1) 597 28
CDK Global  2,123 90
Coupa Software (1) 1,273 279
Crowdstrike Holdings, Class A (1) 3,443 846
Datadog, Class A (1) 4,048 572
Datto Holding (1)(2) 427 10
DocuSign (1) 3,333 858
Dolby Laboratories, Class A  1,113 98

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
DoubleVerify Holdings (1)(2) 255 9
Dropbox, Class A (1) 5,277 154
Duck Creek Technologies (1) 1,248 55
Dynatrace (1) 3,422 243
Elastic (1) 1,221 182
Everbridge (1) 664 100
Fair Isaac (1) 477 190
Five9 (1) 1,164 186
Guidewire Software (1) 1,471 175
HubSpot (1) 779 527
Jamf Holding (1)(2) 909 35
Mandiant (1) 4,097 73
Manhattan Associates (1) 1,102 169
McAfee, Class A  1,155 26
Medallia (1) 1,897 64
N-Able (1)(2) 683 8
nCino (1) 969 69
NCR (1) 2,229 86
New Relic (1) 884 63
Nuance Communications (1) 4,960 273
Nutanix, Class A (1) 3,331 126
Palantir Technologies, Class A (1) 28,325 681
Palo Alto Networks (1) 1,665 798
Paycor HCM (1) 357 13
Paylocity Holding (1) 658 185
Pegasystems  710 90
Procore Technologies (1) 176 16
RingCentral, Class A (1) 1,401 305
Smartsheet, Class A (1) 2,113 145
Splunk (1) 2,850 412
SS&C Technologies Holdings  3,925 272
Teradata (1) 1,895 109
Trade Desk, Class A (1) 7,491 527
Unity Software (1) 2,589 327
VMware, Class A (1)(2) 1,400 208
Workday, Class A (1) 3,282 820
Zendesk (1) 2,084 243
Zoom Video Communications, Class A (1) 3,726 974
Zscaler (1) 1,344 352
14,340
Technology Hardware, Storage & Peripherals 0.8%
Dell Technologies, Class C (1) 4,739 493
Pure Storage, Class A (1) 4,604 116

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Xerox Holdings  2,520 51
660
Total Information Technology 26,330
MATERIALS 3.5%
Chemicals 1.3%
Ashland Global Holdings  958 85
Axalta Coating Systems (1) 3,632 106
Chemours  2,888 84
Diversey Holdings (1) 857 14
Element Solutions  3,980 86
Huntsman  3,710 110
NewMarket  117 40
Olin  2,530 122
RPM International  2,245 174
Scotts Miracle-Gro  716 105
Valvoline  3,154 98
Westlake Chemical  577 53
1,077
Construction Materials 0.1%
Eagle Materials  717 94
94
Containers & Packaging 0.9%
AptarGroup  1,144 136
Ardagh Group  327 8
Berry Global Group (1) 2,372 144
Crown Holdings  2,192 221
Graphic Packaging Holding  4,916 94
Silgan Holdings  1,432 55
Sonoco Products  1,691 101
759
Metals & Mining 1.1%
Alcoa (1) 3,280 160
Cleveland-Cliffs (1)(2) 7,912 157
Reliance Steel & Aluminum  1,097 156
Royal Gold  1,135 108
Southern Copper  1,466 82
Steel Dynamics  3,363 197
United States Steel  4,667 103
963

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.1%
Louisiana-Pacific  1,671 103
103
Total Materials 2,996
REAL ESTATE 6.9%
Equity Real Estate Investment Trusts 6.4%
American Campus Communities, REIT  2,387 116
American Homes 4 Rent, Class A, REIT  4,959 189
Americold Realty Trust, REIT  4,551 132
Apartment Income REIT, REIT  2,749 134
Brixmor Property Group, REIT  5,112 113
Camden Property Trust, REIT  1,692 250
CoreSite Realty, REIT  763 106
Cousins Properties, REIT  2,576 96
CubeSmart, REIT  3,494 169
CyrusOne, REIT  2,154 167
Douglas Emmett, REIT  2,922 92
EPR Properties, REIT  1,289 64
Equity LifeStyle Properties, REIT  3,052 238
First Industrial Realty Trust, REIT  2,241 117
Gaming & Leisure Properties, REIT  3,837 178
Healthcare Trust of America, Class A, REIT  3,789 112
Highwoods Properties, REIT  1,789 78
Hudson Pacific Properties, REIT  2,575 68
Invitation Homes, REIT  10,084 387
JBG SMITH Properties, REIT  2,169 64
Kilroy Realty, REIT  2,043 135
Lamar Advertising, Class A, REIT  1,500 170
Life Storage, REIT  1,365 157
Medical Properties Trust, REIT  10,284 206
National Retail Properties, REIT  3,073 133
Omega Healthcare Investors, REIT  4,193 126
Park Hotels & Resorts, REIT (1) 4,088 78
Rayonier, REIT  2,447 87
Rexford Industrial Realty, REIT  2,429 138
SL Green Realty, REIT  1,150 81
Spirit Realty Capital, REIT  2,099 97
STORE Capital, REIT  4,225 135
Sun Communities, REIT  2,004 371
VEREIT, REIT  3,983 180
VICI Properties, REIT  10,239 291
WP Carey, REIT  3,181 232
5,487

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development 0.5%
Howard Hughes (1) 723 63
Jones Lang LaSalle (1) 885 220
Opendoor Technologies, Class A (1) 7,837 161
444
Total Real Estate 5,931
UTILITIES 1.6%
Electric Utilities 0.7%
Avangrid  994 48
Hawaiian Electric Industries  1,826 74
IDACORP  881 91
OGE Energy  3,447 114
PG&E (1) 26,324 253
580
Gas Utilities 0.3%
National Fuel Gas  1,519 80
UGI  3,600 153
233
Independent Power & Renewable Electricity Producers 0.3%
Brookfield Renewable, Class A  2,225 86
Vistra  8,303 142
228
Multi-Utilities 0.1%
MDU Resources  3,440 102
102
Water Utilities 0.2%
Essential Utilities  3,900 180
180
Total Utilities 1,323
Total Common Stocks (Cost $80,635) 85,135
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.05% (3)(4) 39,468 39
Total Short-Term Investments (Cost $39) 39

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.9%
Short-Term Funds 1.9%
T. Rowe Price Short-Term Fund, 0.07% (3)(4) 159,585 1,596
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,596
Total Securities Lending Collateral (Cost $1,596) 1,596
Total Investments in Securities 101.9%
(Cost $82,270) $ 86,770
Other Assets Less Liabilities (1.9)% (1,600)
Net Assets 100.0% $ 85,170
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 5 ¤ ¤ $ 39
T. Rowe Price Short-Term Fund,
0.07% 363 ¤ ¤ 1,596
Total $ 1,635 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,635.

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Notes to Portfolio of Investments
19
T. Rowe Price Mid-Cap Index Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Mid-Cap Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Mid-Cap Index Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On September 30, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.